Condensed Interim Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Sales	$ 19,274	$ 21,622	$ 38,065	$ 39,925	$ 86,251	$ 78,000
Cost of Goods Sold	15,176	14,594	29,224	27,402	62,247	48,375
Gross Profit	4,098	7,028	8,841	12,523	24,004	29,625
Operating Expenses
Research and development	1,067	859	1,947	1,198	2,764	2,689
General and administrative	7,614	3,816	17,109	7,442	41,566	10,621
Selling and marketing	3,808	2,881	7,992	5,973	13,671	9,848
Total Operating Expenses	12,489	7,556	27,048	14,613	58,001	23,158
Loss From Operations	(8,391)	(528)	(18,207)	(2,090)	(33,997)	6,467
Other (Expense) Income
Other income					40	1
Interest expense	(4,113)	(1,228)	(7,928)	(2,491)	(6,945)	(519)
Change in fair market value of warrant liability	804		19,327		5,446
Debt extinguishment					(4,824)
Total Other (Expense) Income	(3,309)	(1,228)	11,399	(2,491)	(6,283)	(518)
Loss Before Taxes	(11,700)	(1,756)	(6,808)	(4,581)	(40,280)	5,949
Income Tax (Benefit) Expense		(287)		(814)	(709)	1,611
Net Loss	$ (11,700)	$ (1,469)	$ (6,808)	$ (3,767)	$ (39,571)	$ 4,338
Loss Per Share- Basic	$ (0.25)	$ (0.04)	$ (0.15)	$ (0.10)	$ (1.03)	$ 0.12
Loss Per Share- Diluted	$ (0.25)	$ (0.04)	$ (0.15)	$ (0.10)	$ (1.03)	$ 0.11
Weighted Average Number of Shares- Basic	47,418,269	36,616,430	46,263,591	36,579,990	38,565,307	35,579,137
Weighted Average Number of Shares- Diluted	47,418,269	36,616,430	46,263,591	36,579,990	38,565,307	37,742,337